Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Comprehensive Income [Abstract]
Net earnings	$ 2,481,084	$ 1,380,571	$ 900,416
Other comprehensive income (loss):
Net unrealized (loss) income on hedging derivatives, net of income taxes of ($300), ($2,600) and $1,500 for 2018, 2017 and 2016, respectively	(3,568)	(4,523)	2,570
Reclassification adjustment for (gain) loss on settlement of hedging derivatives included in net earnings, net of income taxes of $0, $400 and $5,800 for 2018, 2017 and 2016, respectively	(132)	973	9,880
Foreign currency translation (loss) gain, net of income taxes of $0 for 2018, 2017 and 2016	(47,133)	68,657	25,495
Adjustment to early retiree medical plan, net of income taxes of $514, ($767) and ($1,291) for 2018, 2017 and 2016, respectively	1,731	(1,530)	(3,589)
Reclassification adjustment for gain on early retiree medical plan included in net earnings, net of income taxes of ($108), ($279) and ($309) for 2018, 2017 and 2016, respectively	(350)	(415)	(837)
Net current-period other comprehensive income (loss)	(49,452)	63,162	33,519
Comprehensive income	2,431,632	1,443,733	933,935
Comprehensive income attributable to noncontrolling interests	(120,317)	(61,883)	(104,145)
Comprehensive income attributable to Nucor stockholders	$ 2,311,315	$ 1,381,850	$ 829,790